REPORTING ENTITY - Spin off BAC Holding - Textual (Details)		12 Months Ended
	Mar. 31, 2022	Dec. 31, 2024
Banco de Bogota S.A.
Disclosure of analysis of single amount of discontinued operations [line items]
Percentage of voting rights held		68.93%
BAC Holding International Corp
Disclosure of analysis of single amount of discontinued operations [line items]
Percentage of voting rights held	100.00%
BAC Holding International Corp | Banco de Bogota S.A.
Disclosure of analysis of single amount of discontinued operations [line items]
Percentage of spin off	75.00%